October 1, 2015

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:            Jackson National Separate Account - I
File Nos: 333-178774 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and form of statement of additional information supplement that would have been filed under paragraph (c) do not differ from those contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal